Stock-Based Compensation (Details 3)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Compensation Related Costs [Abstract]
Expected term	3 years 6 months	3 years 6 months
Expected volatility	40.80%	40.80%
Risk free interest rate	3.01%	3.01%
Annual dividend yield	0.00%	0.00%